Summary of Significant Accounting Policies - Changes of Income Statement (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating expenses	$ 283.8	$ 258.8	$ 280.5	$ 255.6	$ 297.5	$ 262.2	$ 264.8	$ 236.4
Income tax provision									$ 23.5	$ 16.2	$ 27.0
Income from continuing operations	52.7	31.1	28.4	17.1	31.2	26.5	26.1	20.0	129.3	103.8	92.5
Loss (gain) from discontinued operations, net of income taxes	28.4	410.5	4.3	10.1	9.8	9.8	8.3	5.7	453.3	33.6	26.6
Net income	$ 81.1	$ 441.6	$ 32.7	$ 27.2	$ 41.0	$ 36.3	$ 34.4	$ 25.7	$ 582.6	$ 137.4	$ 119.1
Income from continuing operations (in Dollars per share)	$ 1.65	$ 0.97	$ 0.89	$ 0.53	$ 0.97	$ 0.83	$ 0.81	$ 0.62	$ 4.04	$ 3.24	$ 2.89
Income from discontinued operations (in Dollars per share)	0.89	12.82	0.13	0.32	0.31	0.3	0.26	0.18	14.17	1.05	0.83
Net income (in Dollars per share)	2.54	13.79	1.02	0.85	1.28	1.13	1.07	0.8	18.21	4.29	3.72
Diluted earnings per share from net income (in Dollars per share)	1.64	0.97	0.89	0.53	0.97	0.83	0.81	0.62	4.02	3.23	2.88
Income from discontinued operations (in Dollars per share)	0.88	12.76	0.13	0.32	0.31	0.3	0.26	0.18	14.11	1.05	0.83
Net income (in Dollars per share)	$ 2.52	$ 13.73	$ 1.02	$ 0.85	$ 1.28	$ 1.13	$ 1.07	$ 0.8	$ 18.13	$ 4.28	$ 3.71
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income tax provision									$ 22.9	$ 15.3	$ 26.7
Income from continuing operations									127.7	101.0	91.6
Loss (gain) from discontinued operations, net of income taxes									478.0	29.7	26.8
Net income									$ 605.7	$ 130.7	$ 118.4
Income from continuing operations (in Dollars per share)									$ 3.99	$ 3.15	$ 2.86
Income from discontinued operations (in Dollars per share)									14.94	0.93	0.84
Net income (in Dollars per share)									18.93	4.08	3.7
Diluted earnings per share from net income (in Dollars per share)									3.97	3.14	2.85
Income from discontinued operations (in Dollars per share)									14.88	0.93	0.84
Net income (in Dollars per share)									$ 18.85	$ 4.07	$ 3.69
Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income tax provision									$ 0.6	$ 0.9	$ 0.3
Income from continuing operations									1.6	2.8	0.9
Loss (gain) from discontinued operations, net of income taxes									(24.7)	3.9	(0.2)
Net income									$ (23.1)	$ 6.7	$ 0.7
Income from continuing operations (in Dollars per share)									$ 0.05	$ 0.09	$ 0.03
Income from discontinued operations (in Dollars per share)									(0.77)	0.12	(0.01)
Net income (in Dollars per share)									(0.72)	0.21	0.02
Diluted earnings per share from net income (in Dollars per share)									0.05	0.09	0.03
Income from discontinued operations (in Dollars per share)									(0.77)	0.12	(0.01)
Net income (in Dollars per share)									$ (0.72)	$ 0.21	$ 0.02
Product
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating expenses									$ 984.7	$ 973.9	$ 839.6
Product | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating expenses									986.9	977.6	840.8
Product | Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating expenses									$ (2.2)	$ (3.7)	$ (1.2)